Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Allocation Target Shares
Entity Central Index Key	0001221845
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000248219
Shareholder Report [Line Items]
Fund Name	BlackRock Allocation Target Shares: Series I Portfolio
Trading Symbol	BATIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Allocation Target Shares: Series I Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Allocation Target Shares: Series I Portfolio	$0Footnote Reference(a)	0.00%Footnote Reference(b)
Footnote	Description
Footnote(a)	Rounds to less than $1.
Footnote(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund returned 5.99%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Universal Index returned 3.40%.

What contributed to performance?

Positive contributions to absolute performance were driven by the yield component of the Fund’s fixed-income holdings. In sector terms, positive contributions were led by allocations to European corporate bonds, U.S. high yield corporate bonds, commercial mortgage-backed securities and non-agency mortgage-backed securities. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s interest rate positioning was the only meaningful detractor from absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: March 6, 2024 through September 30, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index
Feb 24	$10,000	$10,000
Mar 24	$10,042	$10,009
Apr 24	$9,961	$9,775
May 24	$10,065	$9,938
Jun 24	$10,118	$10,028
Jul 24	$10,295	$10,256
Aug 24	$10,412	$10,407
Sep 24	$10,528	$10,550
Oct 24	$10,427	$10,310
Nov 24	$10,520	$10,419
Dec 24	$10,517	$10,261
Jan 25	$10,612	$10,323
Feb 25	$10,724	$10,537
Mar 25	$10,681	$10,534
Apr 25	$10,710	$10,571
May 25	$10,795	$10,518
Jun 25	$10,923	$10,682
Jul 25	$10,965	$10,666
Aug 25	$11,084	$10,795
Sep 25	$11,159	$10,909

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
BlackRock Allocation Target Shares: Series I Portfolio...
	5.99%	7.23%
Bloomberg U.S. Universal Index...
	3.40	5.71

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 75,018,114
Holdings Count | Holding	944
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	292.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$75,018,114
Number of Portfolio Holdings...
944
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
292%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
45.1%
Non-Agency Mortgage-Backed Securities...
18.2
U.S. Government Sponsored Agency Securities...
14.5
Asset-Backed Securities...
12.7
Foreign Government Obligations...
7.8
Foreign Agency Obligations...
1.3
U.S. Treasury Obligations...
0.4
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
25.7%
AA/Aa...
7.1
A...
8.0
BBB/Baa...
8.3
BB/Ba...
22.5
B...
14.1
CCC/Caa...
1.8
CC/Ca...
0.0Footnote Reference(d)
N/R...
12.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

[1]	Rounds to less than $1.
[2]	Rounds to less than 0.01%.